SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

Common Stock Issued

Subsequent to September 30, 2020, 39,313 common shares were issued upon the exercise of May 2020 Warrants for gross proceeds of $11,802, and 596,210 common shares were issued upon the exercise of March 2020 and May 2020 broker warrants for gross proceeds of $189,464.

Product Development Supplier Agreement

On April 30, 2020, the Company reached an agreement with a Supplier engaged by the Company for the payment of outstanding payables to be settled in full by the end of 2020. On October 13, 2020, the Company entered into a second agreement with the Supplier, pursuant to which the Supplier has extended the time for payment of the outstanding amounts owed by the Company to the end of the first quarter of 2021.

Pursuant to the second agreement, the Company will pay a monthly amount of $250,000 from October through December 2020, a lump sum payment of $2,674,876 by December 31, 2020, and a monthly amount of $750,000 from January to March 2021. These payments will be applied toward settling the outstanding amounts owed. Provided the payments are made in accordance with the second agreement, no further interest will accrue on the outstanding amounts after December 2020, and $673,000 of accrued interest will be forgiven in March 2021.

Office Lease – Chapel Hill

On October 16, 2020, Titan USA entered into a lease amending agreement with a third party to lease certain office space in Chapel Hill, North Carolina. The term of the amended lease is 55 months, and the average base monthly rent is $10,628. Upon commencement on November 1, 2020, the Company shall recognize a right of use asset and a lease liability as required under IFRS 16.

Technical Milestone under Medtronic Development and License Agreement

On October 26, 2020, the Company completed the first technical milestone under the Development Agreement with Medtronic and has received a $10 million payment. The Development Agreement provides for the development of robotic assisted surgical technologies for use by both the Company and Medtronic in their respective businesses. The Company is entitled to receive up to an additional $21 million for Medtronic’s license to such technologies, as technology milestones are completed and verified.